J.P. Morgan Funds
J.P. Morgan Series Trust
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan U.S. Equity Funds, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                             Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                 500 Stanton Christiana Road
                                                       Newark, DE 19713
                                                          1-800-521-5411